Liquidated Damages Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Liquidated Damages Payable
Liquidated Damages Payable

8. Liquidated Damages Payable

Liquidated damages were recorded as a result of the following: (i) certain registration rights agreements that provide for damages if the Company does not register certain shares of the Company’s common stock within the requisite time frame (the “Registration Rights Damages”); and (ii) certain securities purchase agreements that provide for damages if the Company does not maintain its periodic filings with the SEC within the requisite time frame (the “Public Information Failure Damages”).

Obligations with respect to the liquidated damages payable are summarized as follows:

	As of March 31, 2024 (unaudited)
	Registration Rights Damages	Public Information Failure Damages	Accrued Interest	Balance
MDB common stock to be issued (1)	$15	$-	$-	$15
Series H convertible preferred stock	565	574	694	1,833
Convertible debentures	-	144	76	220
Series J convertible preferred stock	152	152	137	441
Series K convertible preferred stock	166	70	255	491
Total	$898	$940	$1,162	$3,000

	As of December 31, 2023
	Registration Rights Damages	Public Information Failure Damages	Accrued Interest	Balance
MDB common stock to be issued (1)	$15	$-	$-	$15
Series H convertible preferred stock	565	574	659	1,798
Convertible debentures	-	144	72	216
Series J convertible preferred stock	152	152	129	433
Series K convertible preferred stock	166	70	226	462
Total	$898	$940	$1,086	$2,924

(1)	Consists of shares of common stock issuable to MDB Capital Group, LLC (“MDB”).

As of March 31, 2024 and December 31, 2023, the short-term liquidated damages payable were $3,000 and $2,924, respectively. The Company will continue to accrue interest on the liquidated damages balance at 1.0% per month based on the balance outstanding as of March 31, 2024, or $3,000, until paid. There is no scheduled date when the unpaid liquidated damages become due. The Series K convertible preferred stock remains subject to Registration Rights Damages and Public Information Failure Damages, which will accrue in certain circumstances, limited to 6% of the aggregate amount invested.

On February 8, 2023, the Company entered into a stock purchase agreement with an investor, where the Company was liable for liquidated damages, pursuant to which the Company issued 47,252 shares of its common stock at a price equal to $10.56 per share (determined based on the volume-weighted average price of the Company’s common stock at the close of trading on the ninety (60) previous trading days), to the investor in lieu of an aggregate of $499 owed in liquidated damages as of the conversion date. On February 10, 2023, the Company issued 35,486 shares of its common stock in satisfaction of the liquidated damages, with the remaining shares issued after March 31, 2023. The Company prepared and filed a registration statement covering the resale of these shares of the Company’s common stock issued in lieu of payment of these liquidated damages in cash. During the three months ended March 31, 2023, the Company recorded $324 in connection with the issuance of shares of the Company’s common stock and a gain of $46 on the settlement of the liquidated damages, totaling $370, which was recorded in additional paid-in capital on the condensed consolidated statement of stockholders’ deficiency.

15. Liquidated Damages Payable

Liquidated damages were recorded as a result of the following: (i) certain registration rights agreements provide for damages if the Company does not register certain shares of the Company’s common stock within the requisite time frame (the “Registration Rights Damages”); and (ii) certain securities purchase agreements provide for damages if the Company does not maintain its periodic filings with the SEC within the requisite time frame (the “Public Information Failure Damages”).

Obligations with respect to the liquidated damages payable are summarized as follows:

	As of December 31, 2023
	Registration Rights Damages	Public Information Failure Damages	Accrued Interest	Balance
MDB common stock to be issued (1)	$15	$-	$-	$15
Series H convertible preferred stock	565	574	659	1,798
Convertible debentures (2)	-	144	72	216
Series J convertible preferred stock (2)	152	152	129	433
Series K convertible preferred stock (2)	166	70	226	462
Total	$898	$940	$1,086	$2,924

(1)	Shares of common stock issuable to MDB Capital Group, LLC (“MDB”) (see Common Stock to be Issued in Note 21).
(2)	Represents previously issued and converted debt or equity securities.

On February 8, 2023, the Company entered into a stock purchase agreement with an investor, where the Company was liable for liquidated damages, pursuant to which the Company issued 47,252 shares of its common stock, in satisfaction of the liquidated damages, at a price equal to $10.56 per share (determined based on the volume-weighted average price of the Company’s common stock at the close of trading on the sixty (60) previous trading days), to the investor in lieu of an aggregate of $499 owed in liquidated damages as of the conversion date. The Company prepared and filed a registration statement covering the resale of these shares of the Company’s common stock issued in lieu of payment of these liquidated damages in cash. During the year ended December 31, 2023, the Company recorded $499 in connection with the issuance of shares of the Company’s common stock on the consolidated statements of stockholders’ deficiency (further details are provided under the heading Common Stock for Liquidated Damages in Note 21).

On December 1, 2023, the Company entered into a waiver of liquidated damages and release of claims, where B. Riley, a principal stockholder at the time, relinquished any claims to liquidated damages and accrued interest thereon amounting to $3,497, which resulted in a gain on forgiveness of debt. Given this transaction was with a related party and in connection with other contemporaneous transactions with another principal stockholder, Simplify (further described in Note 26), the gain of $3,497 was recorded within additional paid-in capital on the consolidated statement of stockholders’ deficiency.

As of December 31, 2023, the short-term liquidated damages payable was $2,924. The Company will continue to accrue interest on the liquidated damages balance at 1% per month based on the balance outstanding as of December 31, 2023, or $2,924, until paid. There is no scheduled date when the unpaid liquidated damages become due. The previously issued and converted Series K convertible preferred stock remains subject to Registration Rights Damages and Public Information Failure Damages, which will accrue in certain circumstances, limited to 6% of the aggregate amount invested.

	As of December 31, 2022
	Registration Rights Damages	Public Information Failure Damages	Accrued Interest	Balance
MDB common stock to be issued (1)	$15	$-	$-	$15
Series H Preferred Stock	618	626	570	1,814
Convertible debentures (2)	-	704	280	984
Series J convertible preferred stock (2)	932	932	525	2,389
Series K convertible preferred stock (2)	437	478	220	1,135
Total	$2,002	$2,740	$1,595	$6,337

(1)	Shares of common stock issuable to MDB.
(2)	Represents previously issued and converted debt or equity securities.

As of December 31, 2022, the short-term and long-term liquidated damages payable were $5,843 and $494, respectively, totaling $6,337. The long-term portion was converted into shares of the Company’s common stock on January 24, 2022 (further details are provided under heading Common Stock for Liquidated Damages in Note 21).

Information with respect to the liquidated damages recognized on the consolidated statements of operations is provided in Note 23.